Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Insured deposit	$ 250,000	$ 250,000
Straight line depreciated over period	5 years	5 years
Deferred offering cost	$ 1,178,509	$ 751,050	$ 324,210
Tax benefit	50.00%	50.00%
Chase Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account	$ 9,506	$ 88
SVB Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account	$ 85,019	$ 38,894